Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income Parenthetical [Abstract]
Tax expense (benefit) related to net foreign currency translation adjustments	$ 4.5	$ (6.6)	$ 0.0
Tax expense (benefit) related to actuarial losses/gains and prior service credits	$ 0.3	$ (0.8)	$ 10.5